UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 91.9%

	Shares	Value
CONSUMER DISCRETIONARY — 9.1%
Bed Bath & Beyond (A) *	2,500	$155,325
Gap (A) (B)	6,000	235,800
Hanesbrands (A)	3,000	246,270
Honda Motor ADR	2,000	66,600
Murphy USA *	250	10,625
Photo-Me International	5,000	11,397
Sirius XM Canada Holdings, Cl A	400	2,850
Staples (A) (B)	6,000	75,000
Target (B)	1,000	61,750
Tata Motors ADR (A)	1,000	37,420
Tim Hortons (B)	1,000	54,890
TJX (B)	1,600	93,088

		1,051,015

CONSUMER STAPLES — 8.3%
Archer Daniels Midland (A) (B)	3,000	131,190
Clorox (B)	1,000	90,700
Colgate-Palmolive (B)	600	40,380
Diageo ADR (B)	500	61,390
JM Smucker (B)	1,600	154,688
Kimberly-Clark (A) (B)	2,000	224,500
Kraft Foods Group (B)	766	43,555
Mondelez International, Cl A (A) (B)	2,000	71,300
PepsiCo (B)	1,100	94,479
Unilever ADR	1,000	44,740

		956,922

ENERGY — 20.4%
Anadarko Petroleum (A)	600	59,412
Bankers Petroleum *	6,000	32,681
Birchcliff Energy *	12,000	139,154
Canacol Energy *	2,000	15,073
Canadian Natural Resources	3,000	122,310
Cenovus Energy (B)	2,500	74,425
Chevron	500	62,760
Clayton Williams Energy *	600	86,688
ConocoPhillips (A) (B)	2,500	185,775
Consol Energy (A)	3,000	133,530
DeeThree Exploration *	12,000	128,534
Denison Mines *	6,000	8,220
Encana (B)	5,000	116,050
Energy XXI Bermuda	2,000	47,860
Hess (B)	2,500	222,900
Marathon Oil (B)	3,000	108,450
National Oilwell Varco	400	31,412
Painted Pony Petroleum, Cl A *	3,000	30,984
Parkland Fuel	4,000	74,084
Phillips 66 (B)	600	49,932
Suncor Energy (B)	8,000	308,800
Surge Energy	3,000	18,968
Tamarack Valley Energy *	3,000	16,149

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY (continued)
Total ADR	1,000	$71,240
Whiting Petroleum (A) (B) *	2,500	184,300
Xtreme Drilling and Coil Services *	5,000	22,855

		2,352,546

FINANCIALS — 8.2%
Alaris Royalty	2,000	48,811
Bank of New York Mellon (B)	1,500	50,805
Berkshire Hathaway, Cl B (B) *	500	64,425
CBOE Holdings (A) (B)	3,000	160,080
Enterprise Group *	50,000	48,945
First Pacific ADR	3,000	16,620
Genesis Land Development *	4,000	15,616
Janus Capital Group (A)	4,000	48,520
JPMorgan Chase (A) (B)	1,500	83,970
Sprott	30,000	88,956
Wells Fargo (B)	2,000	99,280
Weyerhaeuser (B)	6,000	179,100
WPT Industrial Real Estate *	4,000	38,560

		943,688

HEALTH CARE — 12.0%
Abbott Laboratories (A) (B)	2,000	77,480
AbbVie (B)	2,000	104,160
Boston Scientific (A) (B) *	10,000	126,100
Burcon NutraScience *	3,212	11,981
Express Scripts Holding (A) *	500	33,290
GlaxoSmithKline ADR (B)	2,000	110,740
Hologic (A) (B) *	4,000	83,940
Medtronic (B)	1,500	88,230
Merck (A) (B)	4,000	234,240
Novartis ADR	3,000	260,820
Sanofi ADR (B)	4,000	215,200
Trinity Biotech ADR	1,500	36,765

		1,382,946

INDUSTRIALS — 8.8%
Ag Growth International *	2,000	79,157
Allegion (B)	833	41,108
Bri-Chemical *	10,000	13,412
Delta Air Lines (A) (B)	3,000	110,490
Exelis	2,000	37,080
Hertz Global Holdings (A) *	4,000	113,880
Ingersoll-Rand (A) (B)	2,000	119,600
ITT	2,500	107,850
JetBlue Airways *	2,000	15,810
Pentair (A)	600	44,574
Ritchie Brothers Auctioneers (A)	2,000	50,000
Siemens ADR	800	105,464
Tyco International (A) (B)	2,500	102,250
Xylem (A)	2,000	75,180

		1,015,855

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 14.0%
Apple (A) (B)	200	$118,018
Computer Sciences (A) (B)	3,000	177,540
CUI Global *	1,000	9,110
Dolby Laboratories, Cl A (A) (B) *	1,500	59,775
Flextronics International (A) (B) *	8,000	71,920
Google, Cl A (A) (B) *	300	160,464
Google, Cl C (B) *	100	52,666
Hewlett-Packard (A) (B)	6,000	198,360
Intuit	1,000	75,750
Juniper Networks (A) (B) *	2,000	49,380
Mastercard, Cl A	1,000	73,550
Microsoft (A) (B)	4,000	161,600
MKS Instruments (B)	2,000	56,300
Oracle (A) (B)	3,000	122,640
QUALCOMM (A)	1,500	118,065
Redknee Solutions *	3,000	13,166
Symbility Solutions *	25,000	8,439
Xerox (A)	6,900	83,421

		1,610,164

MATERIALS — 9.7%
Agnico-Eagle Mines (A) (B)	4,000	118,240
Agrium (A)	1,500	144,105
Alacer Gold	6,000	14,342
Altius Minerals *	3,000	39,414
Barrick Gold (A) (B)	8,500	148,495
CF Industries Holdings (A)	200	49,034
Constellium, Cl A *	3,000	91,560
Goldcorp (A) (B)	2,500	61,800
Ivanhoe Mines, Cl A *	10,000	16,514
Nevsun Resources	15,000	54,600
North American Energy Partners *	3,000	23,610
Osisko Mining *	18,000	128,918
Polaris Minerals *	12,000	29,013
Royal Gold	1,000	66,200
Silver Wheaton (B)	5,000	111,000
Turquoise Hill Resources *	7,000	27,300

		1,124,145

TELECOMMUNICATION SERVICES — 1.3%
Newsat *	50,000	17,651
Verizon Communications (A)	1,000	46,730
Vodafone Group ADR (B)	2,181	82,791

		147,172

UTILITIES — 0.1%
Piedmont Natural Gas	500	17,895

TOTAL COMMON STOCK (Cost $7,932,787)		10,602,348

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2014 (Unaudited)

REGISTERED INVESTMENT COMPANIES — 2.7%

	Shares	Value
CLOSED-END FUND — 0.3%
AllianceBernstein Income Fund (Cost $38,482)	5,000	$37,000

EXCHANGE TRADED FUNDS — 2.1%
iShares 7-10 Year Treasury Bond ETF	500	51,155
iShares MSCI Japan Small Cap	500	25,807
iShares MSCI Singapore	1,000	13,610
Vanguard FTSE Emerging Markets ETF (B)	3,000	122,820
WisdomTree Japan SmallCap Dividend Fund	500	24,725

TOTAL EXCHANGE TRADED FUNDS (Cost $221,517)		238,117

EXCHANGE TRADED NOTE — 0.3%
PowerShares DB Inverse Japanese Government Bond Futures (Cost $39,485)	2,000	37,600

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $299,484)		312,717

SHORT-TERM INVESTMENT — 1.3%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.040% (C) (Cost $151,854)	151,854	151,854

TOTAL INVESTMENTS — 95.9% (Cost $8,384,125)†		$11,066,919

SECURITIES SOLD SHORT
COMMON STOCK — (7.3)%
CONSUMER DISCRETIONARY — (1.8)%
Groupon, Cl A * (A)	(5,000)	$(34,950)
Under Armour, Cl A * (A)	(3,200)	(156,448)
Zoe’s Kitchen *	(750)	(20,018)

		(211,416)

CONSUMER STAPLES — (0.3)%
Boulder Brands *	(2,000)	(29,520)

ENERGY — (0.5)%
Ring Energy *	(3,000)	(55,200)

FINANCIALS — (0.7)%
FXCM, Cl A	(5,000)	(77,400)

HEALTH CARE — (0.0)%
Oragenics *	(2,000)	(4,000)

INDUSTRIALS — (1.8)%
Capstone Turbine *	(100,000)	(206,000)

INFORMATION TECHNOLOGY — (2.2)%
GrubHub *	(1,000)	(30,950)
OpenTable * (A)	(500)	(33,580)
Rackspace Hosting * (A)	(1,500)	(43,530)
Salesforce.com * (A)	(2,000)	(103,300)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2014 (Unaudited)

SECURITIES SOLD SHORT

COMMON STOCK — continued

	Shares/ Contracts	Value
INFORMATION TECHNOLOGY — continued
VMware, Cl A *	(500)	$(46,255)

		(257,615)

TOTAL SECURITIES SOLD SHORT — (7.3)% (Proceeds $(620,350))		$(841,151)

PURCHASED OPTIONS †† * — 12.9%
Call
Allied New Gold Call
Expires 1/16/2016, Strike Price $3.00	50	$6,000
Apple Call
Expires 6/21/2014, Strike Price $575.00	2	5,020
Bank of America Call
Expires 1/17/2015, Strike Price $15.00	30	3,960
Barrick Gold Call
Expires 1/16/2016, Strike Price $10.00	15	9,750
Goldcorp Call
Expires 1/16/2016, Strike Price $18.00	20	14,300
Kodiak Oil & Gas Call
Expires 1/17/2015, Strike Price $5.00	10	7,400
MannKind Call
Expires 1/16/2016, Strike Price $5.00	20	6,200
Peabody Energy Call
Expires 1/17/2015, Strike Price $15.00	40	18,600
Penn Virginia Call
Expires 1/16/2016, Strike Price $5.00	41	45,920
Suncor Energy Call
Expires 1/17/2015, Strike Price $25.00	30	40,500
Thompson Creek Metals Call
Expires 1/17/2015, Strike Price $5.00	200	3,000
Turquoise Hill Resources Call
Expires 1/17/2015, Strike Price $5.00	100	3,000
Ultra Petroleum Call
Expires 1/16/2016, Strike Price $15.00	20	29,400
Yamana Gold Call
Expires 1/17/2015, Strike Price $8.00	50	3,650

		196,700

Put
3D Systems Put
Expires 1/17/2015, Strike Price $50.00	15	15,750
Expires 1/15/2016, Strike Price $45.00	4	4,480
Expires 1/16/2016, Strike Price $50.00	8	11,144
Advanced Micro Devices Put
Expires 1/17/2015, Strike Price $3.50	100	3,400
athenahealth Put
Expires 1/17/2015, Strike Price $175.00	6	33,840
Expires 1/16/2016, Strike Price $135.00	4	14,400
CECO Environmental Put
Expires 8/16/2014, Strike Price $20.00	20	8,400
ChannelAdvisor Put
Expires 9/20/2014, Strike Price $40.00	20	29,400
Cheniere Energy Put
Expires 1/17/2015, Strike Price $27.00	20	300
Expires 1/17/2015, Strike Price $40.00	5	840
Expires 1/16/2016, Strike Price $40.00	5	1,975

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2014 (Unaudited)

PURCHASED OPTIONS †† * — continued

	Contracts	Value
Clean Energy Fuels Put
Expires 1/17/2015, Strike Price $5.00	107	$1,605
Expires 1/17/2015, Strike Price $8.00	50	4,500
Concur Technologies Put
Expires 8/16/2014, Strike Price $110.00	10	29,700
Expires 11/22/2014, Strike Price $110.00	10	32,600
Cornerstone OnDemand Put
Expires 11/22/2014, Strike Price $40.00	15	11,400
Expires 11/22/2014, Strike Price $45.00	10	11,100
Cvent Put
Expires 10/18/2014, Strike Price $35.00	35	25,900
Direxion Daily Small Cap Bull 3X Shares Put
Expires 10/18/2014, Strike Price $60.00	10	6,900
Expires 1/17/2015, Strike Price $85.00	5	11,525
Direxion ETF Put
Expires 7/19/2014, Strike Price $75.00	5	965
Direxion Mid Cap Bull Put
Expires 7/19/2014, Strike Price $67.87	5	625
Direxion Small Cap Bull 3x Put
Expires 7/19/2014, Strike Price $48.00	30	3,630
E*Trade Financial Put
Expires 1/17/2015, Strike Price $20.00	40	5,800
ExamWorks Group Put
Expires 9/20/2014, Strike Price $30.00	50	4,500
ExOne Company Put
Expires 11/22/2014, Strike Price $35.00	5	3,750
Facebook Put
Expires 1/17/2015, Strike Price $55.00	2	1,200
Expires 1/16/2016, Strike Price $50.00	5	3,965
GenMark Diagnostics Put
Expires 10/18/2014, Strike Price $10.00	20	3,500
Goodyear Tire & Rubber Company Put
Expires 1/17/2015, Strike Price $20.00	50	4,250
Groupon Put
Expires 7/19/2014, Strike Price $8.00	60	8,040
Guidewire Software Put
Expires 10/18/2014, Strike Price $50.00	10	12,800
Expires 10/18/2014, Strike Price $55.00	10	16,200
Intrexon Put
Expires 1/17/2015, Strike Price $25.00	50	43,000
iShares NASDAQ Biotech Put
Expires 6/21/2014, Strike Price $200.00	10	2,600
iShares Russell 2000 Put
Expires 6/21/2014, Strike Price $110.00	50	12,500
Expires 10/18/2014, Strike Price $110.00	50	26,000
Jabil Circuit Put
Expires 1/17/2015, Strike Price $15.00	65	5,525
L Brands Put
Expires 1/17/2015, Strike Price $41.00	25	1,875
Lumber Liquidators Put
Expires 1/17/2015, Strike Price $75.00	10	6,500
Michael Kors Holdings Put
Expires 1/17/2015, Strike Price $65.00	5	900
Expires 1/16/2016, Strike Price $65.00	5	2,650
Morgan Stanley Put
Expires 1/17/2015, Strike Price $25.00	40	2,680
Netflix Put
Expires 1/17/2015, Strike Price $200.00	5	3,450
NetSuite Put
Expires 7/19/2014, Strike Price $100.00	10	22,200
Pandora Media Put
Expires 1/17/2015, Strike Price $25.00	10	5,730
Expires 1/17/2015, Strike Price $30.00	5	4,600
Expires 1/16/2016, Strike Price $30.00	5	5,425

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2014 (Unaudited)

PURCHASED OPTIONS †† * — continued

	Contracts	Value
Plug Power Put
Expires 1/17/2015, Strike Price $4.00	10	$1,200
Expires 1/17/2015, Strike Price $10.00	50	31,500
Expires 1/17/2015, Strike Price $12.00	10	8,200
Expires 1/16/2016, Strike Price $10.00	10	6,500
Expires 1/16/2016, Strike Price $12.00	10	8,300
PowerShares QQQ Put
Expires 12/20/2014, Strike Price $80.00	30	7,140
ProShares Ultra S&P 500 Put
Expires 6/21/2014, Strike Price $80.00	30	570
ProShares Ultra QQQ Put
Expires 7/19/2014, Strike Price $70.00	10	310
Expires 7/19/2014, Strike Price $80.00	10	1,150
Expires 10/18/2014, Strike Price $80.00	10	2,620
Expires 1/17/2015, Strike Price $75.00	10	3,000
Expires 1/17/2015, Strike Price $100.00	10	11,700
Expires 1/17/2015, Strike Price $110.00	5	9,150
Rackspace Hosting Put
Expires 1/17/2015, Strike Price $35.00	25	20,250
Expires 1/17/2015, Strike Price $40.00	20	23,400
Expires 1/16/2016, Strike Price $40.00	5	6,650
Royal Caribbean Cruises Put
Expires 1/17/2015, Strike Price $40.00	20	2,260
Ruckus Wireless Put
Expires 5/17/2014, Strike Price $17.50	20	13,800
Salesforce.com Put
Expires 8/16/2014, Strike Price $65.00	10	13,800
Expires 1/17/2015, Strike Price $30.00	50	2,250
Expires 1/17/2015, Strike Price $40.00	80	16,560
Expires 1/17/2015, Strike Price $45.00	50	16,250
Expires 1/16/2016, Strike Price $50.00	10	9,000
Semtech Put
Expires 9/20/2014, Strike Price $27.00	20	3,600
ServiceNow Put
Expires 8/16/2014, Strike Price $55.00	15	12,600
Expires 11/22/2014, Strike Price $55.00	25	25,000
Expires 11/22/2014, Strike Price $70.00	10	21,000
ServiceSource International Put
Expires 10/18/2014, Strike Price $10.00	50	18,000
Shutterstock Put
Expires 11/22/2014, Strike Price $55.00	10	3,700
SolarCity Put
Expires 1/17/2015, Strike Price $45.00	20	12,200
Expires 1/17/2015, Strike Price $50.00	15	13,425
Expires 1/16/2016, Strike Price $35.00	5	2,750
Expires 1/16/2016, Strike Price $40.00	10	7,350
Expires 1/16/2016, Strike Price $45.00	10	9,750
Expires 10/18/2014, Strike Price $45.00	15	6,900
Expires 10/18/2014, Strike Price $55.00	10	9,600
SPDR S&P 500 ETF Trust Put
Expires 6/21/2014, Strike Price $170.00	50	2,250
Expires 9/20/2014, Strike Price $165.00	50	7,950
Expires 10/18/2014, Strike Price $185.00	15	9,375
Expires 1/17/2015, Strike Price $175.00	40	22,000
SPDR S&P Retail ETF Put
Expires 6/21/2014, Strike Price $85.00	10	2,890
Tableau Software Put
Expires 7/19/2014, Strike Price $75.00	10	20,960
Expires 10/18/2014, Strike Price $50.00	15	8,700
Expires 10/18/2014, Strike Price $60.00	20	22,800
Tempur-Pedic Put
Expires 1/17/2015, Strike Price $30.00	33	1,485

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2014 (Unaudited)

PURCHASED OPTIONS †† * — continued

	Contracts	Value
Tesla Motors Put
Expires 1/16/2016, Strike Price $110.00	2	$2,210
Expires 1/17/2015, Strike Price $115.00	5	2,200
Expires 1/17/2015, Strike Price $150.00	5	6,000
Expires 1/17/2015, Strike Price $160.00	2	3,040
Textura Put
Expires 9/20/2014, Strike Price $25.00	40	31,200
Expires 12/20/2014, Strike Price $20.00	10	4,800
TripAdvisor Put
Expires 1/17/2015, Strike Price $50.00	20	2,000
Expires 1/17/2015, Strike Price $70.00	5	2,900
Expires 1/16/2016, Strike Price $60.00	5	3,200
Expires 1/16/2016, Strike Price $70.00	15	15,300
Trulia Put
Expires 1/16/2016, Strike Price $30.00	5	3,450
Twitter Put
Expires 9/20/2014, Strike Price $45.00	7	6,860
Expires 1/17/2015, Strike Price $60.00	8	18,296
Expires 1/16/2016, Strike Price $50.00	5	9,050
Ultimate Software Group Put
Expires 10/18/2014, Strike Price $155.00	10	36,600
Expires 10/18/2014, Strike Price $160.00	10	41,200
UltraTech Put
Expires 11/22/2014, Strike Price $30.00	20	10,400
Under Armour Put
Expires 7/19/2014, Strike Price $50.00	20	7,600
Expires 10/18/2014, Strike Price $57.50	16	15,040
Expires 1/17/2015, Strike Price $40.00	20	5,100
Expires 1/17/2015, Strike Price $55.00	16	15,840
Veeva Systems Put
Expires 9/20/2014, Strike Price $25.00	10	6,700
Whiting USA Trust I Put
Expires 9/20/2014, Strike Price $5.00	24	8,400
Williams Sonoma Put
Expires 1/17/2015, Strike Price $47.00	21	1,890
Workday Put
Expires 1/17/2015, Strike Price $85.00	12	21,840
Expires 1/16/2016, Strike Price $65.00	20	25,200
Expires 1/16/2016, Strike Price $70.00	4	6,080
Expires 1/16/2016, Strike Price $75.00	8	14,400
Yelp Put
Expires 1/17/2015, Strike Price $60.00	4	5,320
Expires 1/16/2016, Strike Price $50.00	4	5,040
Zillow Put
Expires 11/22/2014, Strike Price $100.00	5	8,750
Zulily Put
Expires 10/18/2014, Strike Price $50.00	5	6,450

		1,286,220

TOTAL PURCHASED OPTIONS (Cost $1,388,338)		$1,482,920

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2014 (Unaudited)

WRITTEN OPTIONS †† * — (1.2)%

	Contracts	Value
Call
Abbott Laboratories Call
Expires 5/17/2014, Strike Price $41.00	(20)	$(80)
Agnico-Eagle Mines Call
Expires 8/16/2014, Strike Price $45.00	(10)	(140)
Agrium Call
Expires 5/17/2014, Strike Price $99.00	(7)	(105)
Expires 7/19/2014, Strike Price $100.00	(8)	(1,224)
Anadarko Petroleum Call
Expires 5/17/2014, Strike Price $105.00	(6)	(330)
Apollo Group Call
Expires 5/17/2014, Strike Price $38.00	(10)	(30)
Apple Call
Expires 6/21/2014, Strike Price $550.00	(4)	(17,200)
Archer Daniels Midland Call
Expires 6/21/2014, Strike Price $46.00	(10)	(330)
Expires 9/20/2014, Strike Price $45.00	(10)	(1,370)
Bed Bath & Beyond Call
Expires 5/17/2014, Strike Price $70.00	(5)	(25)
Expires 5/17/2014, Strike Price $67.00	(20)	(260)
Boston Scientific Call
Expires 5/17/2014, Strike Price $12.00	(20)	(1,180)
Expires 5/17/2014, Strike Price $13.00	(20)	(260)
CBOE Holdings Call
Expires 5/17/2014, Strike Price $60.00	(10)	(50)
Expires 6/21/2014, Strike Price $57.00	(10)	(550)
CF Industries Holdings Call
Expires 5/17/2014, Strike Price $250.00	(2)	(800)
Computer Sciences Call
Expires 9/20/2014, Strike Price $65.00	(30)	(4,650)
ConocoPhillips Call
Expires 5/17/2014, Strike Price $70.00	(14)	(6,020)
Consol Energy Call
Expires 7/19/2014, Strike Price $46.00	(15)	(2,025)
Delta Air Lines Call
Expires 6/21/2014, Strike Price $31.00	(20)	(12,000)
Dolby Laboratories Call
Expires 6/21/2014, Strike Price $40.00	(15)	(1,725)
Express Scripts Holding Call
Expires 5/17/2014, Strike Price $77.50	(5)	(10)
Flextronics International Call
Expires 7/19/2014, Strike Price $9.00	(30)	(1,260)
Expires 7/19/2014, Strike Price $10.00	(30)	(420)
Gap Call
Expires 5/17/2014, Strike Price $39.00	(20)	(1,980)
Expires 6/21/2014, Strike Price $41.00	(20)	(1,500)
Expires 6/21/2014, Strike Price $42.00	(10)	(610)
Google Call
Expires 6/21/2014, Strike Price $600.00	(3)	(345)
Hanesbrands Call
Expires 7/19/2014, Strike Price $80.00	(15)	(6,150)
Expires 5/17/2014, Strike Price $75.00	(15)	(11,100)
Hertz Global Holdings Call
Expires 6/21/2014, Strike Price $27.00	(40)	(9,400)
Hewlett-Packard Call
Expires 6/21/2014, Strike Price $35.00	(60)	(4,200)
Hologic Call
Expires 6/21/2014, Strike Price $24.00	(20)	(500)
Expires 9/20/2014, Strike Price $23.00	(20)	(1,700)
Ingersoll-Rand Call
Expires 6/21/2014, Strike Price $57.50	(10)	(3,300)
Janus Capital Group Call
Expires 6/21/2014, Strike Price $12.00	(20)	(1,200)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2014 (Unaudited)

WRITTEN OPTIONS †† * — continued

	Contracts	Value
JPMorgan Chase Call
Expires 7/19/2014, Strike Price $60.00	(15)	$(660)
Juniper Networks Call
Expires 6/21/2014, Strike Price $25.00	(20)	(1,640)
Kimberly-Clark Call
Expires 10/18/2014, Strike Price $120.00	(20)	(2,300)
Merck Call
Expires 5/17/2014, Strike Price $59.50	(20)	(1,740)
Expires 7/19/2014, Strike Price $60.00	(10)	(1,440)
Microsoft Call
Expires 5/17/2014, Strike Price $42.00	(20)	(180)
Expires 6/21/2014, Strike Price $42.00	(20)	(820)
Mondelez International Call
Expires 6/21/2014, Strike Price $37.00	(10)	(330)
Oracle Call
Expires 5/17/2014, Strike Price $38.50	(15)	(3,705)
Expires 6/21/2014, Strike Price $41.00	(15)	(1,950)
Pentair Call
Expires 5/17/2014, Strike Price $80.00	(6)	(30)
QUALCOMM Call
Expires 5/17/2014, Strike Price $80.00	(10)	(510)
Expires 6/21/2014, Strike Price $80.00	(5)	(570)
Ritchie Brothers Auctioneers Call
Expires 6/21/2014, Strike Price $25.00	(20)	(2,200)
Staples Call
Expires 6/21/2014, Strike Price $13.00	(20)	(800)
Expires 6/21/2014, Strike Price $14.00	(20)	(300)
Tata Motors Call
Expires 5/17/2014, Strike Price $39.00	(10)	(550)
Tyco International Call
Expires 7/19/2014, Strike Price $44.00	(12)	(432)
Verizon Communications Call
Expires 7/19/2014, Strike Price $48.00	(10)	(600)
Whiting Petroleum Call
Expires 6/21/2014, Strike Price $67.50	(15)	(11,550)
Expires 6/21/2014, Strike Price $75.00	(10)	(2,950)
Xerox Call
Expires 7/19/2014, Strike Price $11.00	(20)	(2,340)
Expires 7/19/2014, Strike Price $12.00	(30)	(1,650)
Xylem Call
Expires 7/19/2014, Strike Price $40.00	(20)	(1,500)

		(134,776)

Put
OpenTable Put
Expires 7/19/2014, Strike Price $67.50	(5)	(2,950)
VMware Put
Expires 5/17/2014, Strike Price $95.00	(5)	(2,250)

		(5,200)

TOTAL WRITTEN OPTIONS (Premiums Received $(113,475))		$(139,976)

Percentages are based on Net Assets of $11,536,642.

*	Non-income producing security.
(A)	Underlying security for a written/purchased option.
(B)	All or a portion of the shares have been committed as collateral for open short positions.
(C)	The rate reported is the 7-day effective yield as of April 30, 2014.
†	At April 30, 2014, the tax basis cost of the Fund’s investments, excluding purchased options, written options and securities sold short, was $8,384,125, and the unrealized appreciation and depreciation were $3,253,863 and $(571,069) respectively.
††	For the period ended April 30, 2014, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2014 (Unaudited)

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$10,602,348	$—	$—	$10,602,348
Registered Investment Companies	312,717	—	—	312,717
Short-Term Investment	151,854	—	—	151,854
Purchased Options	1,482,920	—	—	1,482,920

Total Assets	$12,549,839	$—	$—	$12,549,839

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stock	$(841,151)	$—	$—	$(841,151)
Written Options	(139,976)	—	—	(139,976)

Total Liabilities	$(981,127)	$—	$—	$(981,127)

For the period ended April 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

GRT-QH-002-0700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

By	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: June 26, 2014